Securities - Other Than Tempoary Impairment (Details 3) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Other-than-temporary impairment, [Abstract]
Total other-than-temporary impairment losses	$ 0	$ 0	$ (27)	$ (94)
Losses recorded in/(reclassified from) other comprehensive income	(13)	0	(16)	(6)
Credit losses recognized in income	$ (13)	$ 0	$ (43)	$ (100)